Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Condensed Consolidated Statements of Cash Flows
Cash and cash equivalents	$ 7,127	$ 55
Restricted cash	2	2
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$ 7,129	$ 57